Fair Value Measurements - Additional Information (Details) - USD ($)					3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 08, 2020	Mar. 03, 2020	Feb. 28, 2020	Jul. 03, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Feb. 21, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value of warrant liabilities - (loss)					$ (1,555,609)		$ (606,153)
Aggregate ADSs issued (in shares)			5,620,296
Nominal value of ADS (in per warrant ADS)						$ 0.0001		$ 0.0001
Warrants issued								3,259,759
Warrants outstanding (in shares)						4,609,101		4,609,101		1,361,842
Total grant date fair value of warrants	$ 3,199,553
Exercise of warrants ADS						12,500
Investor Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise of warrants ADS	12,500
Reclassification of warrant liability to shareholders' equity	$ 7,874
2019 Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value of warrant liabilities - (loss)					464,803		260,526
Total grant date fair value of warrants						$ 1,213,816
Fair value of warrants	882,237							$ 132,632
2020 Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value of warrant liabilities - (loss)					$ 1,090,806		$ 345,627
Total grant date fair value of warrants						$ 2,749,369
Fair value of warrants	$ 2,317,316							$ 432,053
2019 Registered Direct Offering
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate ADSs issued (in shares)				2,368,392
Share issue price (in dollars per ADS)				$ 1.90
Gross proceeds from issuance				$ 4,500,000
Exercise price of warrants (in dollars per ADS)				$ 4.50
Threshold period for exercise of warrants on cashless basis				6 months
Warrants outstanding (in shares)						1,361,842
2019 Registered Direct Offering | Investor Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares)				1,184,213
Term of the warrants				5 years
Exercise price of warrants (in dollars per ADS)				$ 3.00
2019 Registered Direct Offering | Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares)				177,629
Exercise price of warrants (in dollars per ADS)				$ 2.85
Placement agent fees and expenses				$ 337,496
Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate ADSs issued (in shares)			5,620,296
Share issue price (in dollars per ADS)			$ 1.70
Gross proceeds from issuance			$ 9,500,000
Threshold period for exercise of warrants on cashless basis		6 months
Nominal value of ADS (in per warrant ADS)		$ 0.0001
Warrants issued						3,259,759
Warrants outstanding (in shares)						3,247,259
Private Placement [Member] | Investor Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares)									2,810,136
Exercise price of warrants (in dollars per ADS)				$ 3.00					$ 2.20
Private Placement [Member] | Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares)		449,623
Term of the warrants		5 years
Exercise price of warrants (in dollars per ADS)		$ 2.55		$ 2.85
Placement agent fees and expenses		$ 808,362